Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 68,115	$ 71,948
Associated liabilities	28,037	26,785
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	28,004	27,969
Associated liabilities	27,131	27,684
Gross carrying amount [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	24,433	22,684
Gross carrying amount [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	3,571	5,285
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,389	27,242
Associated liabilities	26,457	26,978
At fair value [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	23,835	22,043
At fair value [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 3,554	$ 5,199